Share Capital - Additional Information (Detail)									1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 23, 2019 USD ($) shares	Mar. 21, 2019 USD ($) $ / shares shares	Aug. 10, 2018 USD ($) $ / shares shares	Jun. 19, 2018 shares	May 10, 2018 USD ($) $ / shares shares	May 10, 2018 USD ($) $ / shares	Apr. 10, 2018 USD ($) shares	Apr. 10, 2018 USD ($) $ / shares	Aug. 29, 2019 USD ($) $ / shares shares	May 29, 2019 USD ($)	May 29, 2019 CAD ($) $ / shares	May 28, 2019	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	May 29, 2019 $ / shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares				419,888,250										39,907,681			39,907,681		21,675,849	21,675,849
Number of shares outstanding, adjusted | shares				13,996,275
Reverse stock split ratio				30
Effective date of reverse stock split				Jun. 20, 2018
Offering price per share | $ / shares		$ 3.40
Cash commission														$ 1,136,146		$ 785,128
Amount allocated to common shares														$ 7,002,043		$ 59,998
Warrant exercised | shares														1,018,506			1,018,506		6,500	6,500
Number of common shares available for issue under stock option plan | shares														5,986,152	5,986,152	1,241,803
Weighted average exercise price of options exercisable														$ 3.02			$ 7.35
Stock based compensation														1,651,119		$ 1,505,625
Stock based compensation Liability														183,437			$ 240,070
Stock issuance costs														$ 2,090,124		$ 1,297,668
Canadian Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding | $ / shares																	$ 5.89		$ 18.20		$ 21.30
US Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding | $ / shares														$ 2.65						$ 1.55
Warrants expiring between March 16, 2019 and August 10, 2020 [member]
Disclosure of classes of share capital [line items]
Broker Warrants issued and outstanding | shares																			786,183	786,183
Warrants expiring between April 10, 2020 and March 21, 2021 Member [Member]
Disclosure of classes of share capital [line items]
Broker Warrants issued and outstanding | shares														1,219,276			1,219,276
Before Amendment [Member]
Disclosure of classes of share capital [line items]
Percentage of common shares reserved for issuance												10.00%
After Amendment [Member]
Disclosure of classes of share capital [line items]
Percentage of common shares reserved for issuance										15.00%	15.00%
Amendment [Member]
Disclosure of classes of share capital [line items]
Stock based compensation														$ 292,184	$ 382,390
Exercise prices/option | (per share)											$ 4.54							$ 3.40
Incremental stock based compensation										$ 475,622	$ 622,460
Over Allotment Option 1 [member]
Disclosure of classes of share capital [line items]
Warrant exercised | shares													1,018,506
Proceeds from warrant exercised													$ 3,259,219
Amount reclassed from warrant liability to common stock													$ 3,742,824
Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Gross proceeds from offerings														3,000,000
Cash commission														$ 417,113
Bloom Burton Securities Inc [member]
Disclosure of classes of share capital [line items]
Sale of offering units | shares		8,455,882	7,679,574				1,126,664
Offering price per share | (per share)		$ 3.40	$ 2.50			$ 9.00		$ 9.00
Gross proceeds from offerings		$ 28,750,000	$ 19,198,935				$ 8,035,941
Cash commission		2,012,500	1,343,925		$ 76,988		562,516
Net proceeds from offering		$ 25,426,744	$ 17,464,711				7,211,320
Exercise price per share | (per share)		$ 4.00	$ 3.20			$ 10.50		$ 10.50
Fair value of warrants		$ 15,897,059	$ 6,297,251		658,387	$ 658,387	4,553,700	$ 4,553,700
Amount allocated to common shares		$ 12,852,941	$ 12,901,684		$ 531,469		$ 3,482,241
Warrants expiration period		Mar. 21, 2024	Aug. 10, 2023		Apr. 10, 2023		Apr. 10, 2023
Sale of offering additional units | shares					168,888
Gross proceeds from additional offerings					$ 1,189,856
Net proceeds from additional offering					$ 1,100,238
Bloom Burton Securities Inc [member] | Over Allotment Option 1 [member]
Disclosure of classes of share capital [line items]
Fair value of warrants		$ 864,190
Warrants expiration period		Mar. 21, 2021	Aug. 10, 2020		Apr. 10, 2020		Apr. 10, 2020
Broker Warrants to purchase of common stock | shares		591,911	537,570		10,928		78,867
Common stock price per share | (per share)		$ 3.40	$ 2.50		$ 9.00			$ 9.00
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares	973,000								1,777,325					7,784,444			7,784,444
Offering price per share | $ / shares									$ 1.6879
Gross proceeds from offerings									$ 3,000,000
Capital Issued Commitments	$ 35,000,000								$ 35,000,000
Percentage Of Shares Outstanding									5.30%
Common stock shares issued value	423,440													$ 5,304,531
Stock issuance costs	$ 35,122
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member] | Additional Commitment [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares									639,837
Percentage Of Shares Outstanding									1.90%
Northland Securities Inc [Member] | Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Cash commission									$ 160,000